Computer hardware prepayments	9 Months Ended
Mar. 31, 2025
Computer hardware prepayments [Abstract]
Computer hardware prepayments
Note 10. Computer hardware prepayments

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Non-current assets
Mining hardware prepayments	97,572	239,841

Total computer hardware prepayments (See note 13 - Property, plant and equipment)	97,572	239,841

Computer hardware prepayments represent payments made by the Group for the purchase of mining hardware that are yet to be delivered as at 31 March 2025. These prepayments are in accordance with payment schedules set out in relevant purchase agreements with hardware manufacturers.
Reconciliations

	Mining hardware prepayments	High-performance computing hardware prepayments	Total computer hardware prepayments (See note 13 - Property, plant and equipment)
	US$'000	US$'000	US$'000

Balance at 1 July 2024	239,841	-	239,841
Addition during the period	674,790	38,197	712,987
Transfer to property, plant and equipment	(809,516)	(36,522)	(846,038)
Transfer to other receivables	-	(1,675)	(1,675)
Transfer to profit and loss	(1,724)		(1,724)
Exchange differences	(5,819)	-	(5,819)
Balance at 31 March 2025	97,572	-	97,572